FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 05, 2017	Dec. 31, 2015
Measurement of fair values
Financial assets	$ 7,866	$ 7,344		$ 7,167
Financial liabilities	(3,222)	(3,386)		$ (3,201)
Transfer from Level 1 to Level 2 assets	0	0
Transfer from Level 2 to Level 1 assets	0	0
Transfer into Level 3 assets	0	0
Transfer out of Level 3 assets	0	0
Transfer from Level 1 to Level 2 liabilities	0	0
Transfer from Level 2 to Level 1 liabilities	0	0
Transfer into Level 3 liabilities	0	0
Transfer out of Level 3 liabilities	0	0
Contingent consideration	104	56
Rotation Medical Inc
Measurement of fair values
Contingent consideration	72		$ 72
Consideration paid	14
Remeasurement reduction	10
Acquisition consideration
Measurement of fair values
Financial liabilities	(104)	(56)
Forward foreign exhange contracts
Measurement of fair values
Financial liabilities	(45)	(36)
Currency swaps
Measurement of fair values
Financial liabilities	(1)	(2)
Interest swaps
Measurement of fair values
Financial liabilities	(2)
Private placement debt
Measurement of fair values
Financial liabilities	(198)	(199)
Forward foreign exhange contracts
Measurement of fair values
Financial assets	25	45
Investments
Measurement of fair values
Financial assets	21	25
Currency swaps
Measurement of fair values
Financial assets	3	3
Interest swaps
Measurement of fair values
Financial liabilities		(1)
Designated at fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(104)	(56)
Designated at fair value | Currency swaps
Measurement of fair values
Financial liabilities	(1)	(2)
Fair value - hedging instruments | Forward foreign exhange contracts
Measurement of fair values
Financial liabilities	(45)	(36)
Fair value - hedging instruments | Interest swaps
Measurement of fair values
Financial liabilities	(2)
Fair value - hedging instruments | Interest swaps
Measurement of fair values
Financial liabilities		(1)
Loans and receivables | Private placement debt
Measurement of fair values
Financial liabilities	(198)	(199)
Designated at fair value | Currency swaps
Measurement of fair values
Financial assets	3	3
Fair value - hedging instruments | Forward foreign exhange contracts
Measurement of fair values
Financial assets	25	45
Available-for-sale | Investments
Measurement of fair values
Financial assets	21	25
At fair value
Measurement of fair values
Financial assets	49	73
Financial liabilities	(350)	(294)
At fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(104)	(56)
At fair value | Acquisition consideration | Level 3
Measurement of fair values
Financial liabilities	(104)	(56)
At fair value | Forward foreign exhange contracts
Measurement of fair values
Financial liabilities	(45)	(36)
At fair value | Forward foreign exhange contracts | Level 2
Measurement of fair values
Financial liabilities	(45)	(36)
At fair value | Currency swaps
Measurement of fair values
Financial liabilities	(1)	(2)
At fair value | Currency swaps | Level 2
Measurement of fair values
Financial liabilities	(1)	(2)
At fair value | Interest swaps
Measurement of fair values
Financial liabilities	(2)
At fair value | Interest swaps | Level 2
Measurement of fair values
Financial liabilities	(2)
At fair value | Private placement debt
Measurement of fair values
Financial liabilities	(198)	(199)
At fair value | Private placement debt | Level 2
Measurement of fair values
Financial liabilities	(198)	(199)
At fair value | Forward foreign exhange contracts
Measurement of fair values
Financial assets	25	45
At fair value | Forward foreign exhange contracts | Level 2
Measurement of fair values
Financial assets	25	45
At fair value | Investments
Measurement of fair values
Financial assets	21	25
At fair value | Investments | Level 3
Measurement of fair values
Financial assets	21	25
At fair value | Currency swaps
Measurement of fair values
Financial assets	3	3
At fair value | Currency swaps | Level 2
Measurement of fair values
Financial assets	3	3
At fair value | Interest swaps
Measurement of fair values
Financial liabilities		(1)
At fair value | Interest swaps | Level 2
Measurement of fair values
Financial liabilities		(1)
At fair value | Designated at fair value
Measurement of fair values
Financial liabilities	(105)	(58)
At fair value | Fair value - hedging instruments
Measurement of fair values
Financial liabilities	(47)	(37)
At fair value | Loans and receivables
Measurement of fair values
Financial liabilities	(198)	(199)
At fair value | Designated at fair value
Measurement of fair values
Financial assets	3	3
At fair value | Fair value - hedging instruments
Measurement of fair values
Financial assets	25	45
At fair value | Available-for-sale
Measurement of fair values
Financial assets	21	25
Not measured at fair value
Measurement of fair values
Financial assets	1,317	1,164
Financial liabilities	(2,185)	(2,322)
Not measured at fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(56)	(64)
Not measured at fair value | Private placement debt
Measurement of fair values
Financial liabilities	(931)	(935)
Not measured at fair value | Private placement debt | Level 2
Measurement of fair values
Financial liabilities	(931)	(935)
Not measured at fair value | Bank overdrafts
Measurement of fair values
Financial liabilities	(14)	(62)
Not measured at fair value | Bank loans
Measurement of fair values
Financial liabilities	(313)	(457)
Not measured at fair value | Finance lease liabilities
Measurement of fair values
Financial liabilities		(7)
Not measured at fair value | Trade and other payables
Measurement of fair values
Financial liabilities	(877)	(807)
Not measured at fair value | Trade receivables
Measurement of fair values
Financial assets	1,148	1,064
Not measured at fair value | Cash at bank
Measurement of fair values
Financial assets	169	100
Not measured at fair value | Designated at fair value
Measurement of fair values
Financial liabilities	(56)	(64)
Not measured at fair value | Designated at fair value | Acquisition consideration
Measurement of fair values
Financial liabilities	(56)	(64)
Not measured at fair value | Other financial liabilities
Measurement of fair values
Financial liabilities	(2,129)	(2,258)
Not measured at fair value | Other financial liabilities | Private placement debt
Measurement of fair values
Financial liabilities	(925)	(925)
Not measured at fair value | Other financial liabilities | Bank overdrafts
Measurement of fair values
Financial liabilities	(14)	(62)
Not measured at fair value | Other financial liabilities | Bank loans
Measurement of fair values
Financial liabilities	(313)	(457)
Not measured at fair value | Other financial liabilities | Finance lease liabilities
Measurement of fair values
Financial liabilities		(7)
Not measured at fair value | Other financial liabilities | Trade and other payables
Measurement of fair values
Financial liabilities	(877)	(807)
Not measured at fair value | Amortised cost | Private placement debt
Measurement of fair values
Financial liabilities	(925)	(925)
Not measured at fair value | Loans and receivables
Measurement of fair values
Financial assets	1,317	1,164
Not measured at fair value | Loans and receivables | Trade receivables
Measurement of fair values
Financial assets	1,148	1,064
Not measured at fair value | Loans and receivables | Cash at bank
Measurement of fair values
Financial assets	$ 169	$ 100